Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/23 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (147.4%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.2%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$2,000,000	$2,138,455
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,075,000	2,246,415
5.00%, 9/15/33	AA	275,000	299,467

			4,684,337
Alaska (1.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	5,890,000	5,671,426

			5,671,426
Arizona (4.3%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,155,599
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	2,855,000	2,636,677
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	1,380,000	1,131,400
4.00%, 7/1/41	BBB-	720,000	656,874
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	477,004
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 5.00%, 11/1/47	A	2,900,000	3,046,819
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	359,806
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	747,346
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	200,000	199,328
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,005,210
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	350,000	364,020
6.25%, 11/15/35	BBB+/P	1,750,000	1,822,581
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,488,889
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	529,007

			16,620,560
California (15.9%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	485,770
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,043,583	1,981,539
CA State G.O. Bonds 4.00%, 11/1/33(T)	Aa2	10,000,000	10,618,228
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	400,000	408,700
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood California), 4.00%, 10/1/46	A-/F	3,000,000	2,973,405
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	750,000	767,709
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	3,440,000	2,517,493
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,635,000	1,879,772
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,125,000	1,833,654
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	650,000	457,337
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	1,900,000	1,354,405
Long Beach, Arpt. Syst. Rev. Bonds, Ser. C, AGM
5.25%, 6/1/47	AA	1,250,000	1,363,901
5.00%, 6/1/42	AA	750,000	810,668
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	969,880
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. C, 5.00%, 5/15/45	Aa2	2,800,000	2,982,808
Ser. A, 4.00%, 5/15/39	Aa3	1,150,000	1,144,745
4.00%, 5/15/36	Aa3	500,000	507,366
Mount Diablo Unified School Dist. G.O. Bonds, Ser. B
4.00%, 6/1/37	Aa3	1,625,000	1,705,969
4.00%, 8/1/36	Aa3	2,960,000	3,135,329
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P
5.00%, 5/15/42	Aa3	13,000,000	14,772,239
5.00%, 5/15/41	Aa3	5,260,000	6,025,416
San Bernardino Cnty., FRB, Ser. C, 4.599%, 8/1/23	Aa1	550,000	548,556
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,150,000	2,437,527

			61,682,416
Colorado (4.0%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A	1,000,000	1,015,092
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,012,987
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	505,883
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	2,304,346
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	1,500,000	1,749,892
5.00%, 11/15/37	Aa3	1,025,000	1,134,105
5.00%, 11/15/36	Aa3	1,575,000	1,752,069
Park Creek, Metro. Dist. Tax Alloc. Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	206,359
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	2,790,370
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa1	800,000	788,520
3.00%, 7/15/37	Baa1	850,000	734,282
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	441,934
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/33	AA	255,000	288,553
5.00%, 12/15/32	AA	160,000	172,219
5.00%, 12/1/30	AA	215,000	244,886
5.00%, 12/1/29	AA	210,000	239,990
5.00%, 12/1/27	AA	200,000	221,896

			15,603,383
Connecticut (1.3%)
CT State Special Tax, 4.00%, 5/1/39	AA	1,700,000	1,737,353
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/34	BBB+	1,900,000	2,129,930
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,001,160

			4,868,443
District of Columbia (3.7%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 2/28/37	A3	1,500,000	1,642,202
(Plenary Infrastructure DC, LLC), 5.50%, 2/29/36	A3	1,370,000	1,521,315
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	427,622
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,504,631
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	1,983,842
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,537,182
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/32	Aa3	1,250,000	1,450,088
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	1,934,645
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,290,000	1,209,871
(Dulles Metrorail & Cap. Impt. Proj.) Ser. B, 4.00%, 10/1/44(T)	A-	1,285,000	1,255,731

			14,467,129
Florida (5.7%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.)
5.00%, 7/1/57	Baa3	680,000	685,085
5.00%, 7/1/51	Baa3	650,000	659,564
5.00%, 7/1/42	Baa3	460,000	474,475
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB+	1,500,000	1,387,635
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	743,797
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,343,375
Miami-Dade Cnty., Aviation Rev. Bonds, Ser. A
5.00%, 10/1/36	A1	5,000,000	5,092,102
5.00%, 10/1/32	A1	3,790,000	3,896,264
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,379,046
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Jupiter Med. Ctr.), Ser. A, 5.00%, 11/1/47	BBB-	1,515,000	1,570,995
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	500,000	499,750
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	367,167
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,435,000	2,044,643
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A2	600,000	603,899
4.00%, 10/15/36	A2	500,000	508,903

			22,256,700
Georgia (4.4%)
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/50	A+	1,400,000	1,477,622
Muni. Election Auth. of GA Rev. Bonds
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 1/1/62	AA	1,000,000	1,035,437
(Plant Vogtle Units 3&4), 5.00%, 7/1/60	A	3,800,000	3,836,853
(Plant Vogtle Units 3 & 4), 5.00%, 1/1/56	BBB+	650,000	660,630
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/55	AA	1,700,000	1,802,311
(Plant Vogtle Units 3 & 4), AGM, 5.00%, 7/1/53	AA	1,500,000	1,590,275
(Plant Vogtle Units 3 & 4), 4.50%, 7/1/63	A	4,250,000	4,269,517
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/51	A2	500,000	472,373
(Plant Vogtle Units 3 & 4), 4.00%, 1/1/51	BBB+	425,000	381,907
Paulding Cnty., Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/43	A+	1,400,000	1,498,299

			17,025,224
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	304,382
Ser. A, 4.00%, 7/1/34	Aa3	1,625,000	1,695,704

			2,000,086
Illinois (16.9%)
Chicago, G.O. Bonds, Ser. A
5.00%, 1/1/35	BBB+	2,500,000	2,683,878
5.00%, 1/1/27	BBB+	1,850,000	1,935,976
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	2,250,000	2,261,510
Ser. B, 5.00%, 12/1/36	BB	2,500,000	2,584,314
Ser. H, 5.00%, 12/1/36	BB	500,000	510,420
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 1/1/38	A+	100,000	106,701
5.00%, 1/1/37	A+	300,000	321,265
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,056,715
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	909,969
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,844,880
IL State G.O. Bonds
5.50%, 7/1/38	Baa1	2,280,000	2,294,252
5.50%, 5/1/30	Baa1	1,250,000	1,411,406
Ser. A, 5.00%, 5/1/38	Baa1	1,500,000	1,560,570
Ser. A, 5.00%, 12/1/31	Baa1	5,750,000	6,108,053
Ser. C, 5.00%, 11/1/29	Baa1	1,850,000	1,976,627
5.00%, 2/1/29	Baa1	1,425,000	1,512,242
Ser. A, 5.00%, 12/1/28	Baa1	2,500,000	2,684,499
Ser. D, 5.00%, 11/1/28	Baa1	2,250,000	2,414,334
Ser. D, 5.00%, 11/1/27	Baa1	1,000,000	1,078,121
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	970,809
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	511,238
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	Aa3	1,100,000	1,156,487
5.00%, 10/1/36	Aa3	600,000	647,750
5.00%, 10/1/34	Aa3	500,000	551,563
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	2,000,000	2,003,978
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,020,292
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
4.00%, 6/15/50	A-	1,000,000	894,105
Ser. B, stepped-boupon zero % (4.700%, 6/15/31), 12/15/37(STP)	A-	1,000,000	648,939
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A-	12,000,000	9,011,178
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,428,507
Sales Tax Securitization Corp. Rev. Bonds
Ser. C, 5.50%, 1/1/36	AA-	3,500,000	3,886,837
Ser. A, 5.00%, 1/1/36	AA-	1,400,000	1,526,200
Ser. A, 4.00%, 1/1/39	AA-	2,500,000	2,494,632
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,723,877

			65,732,124
Indiana (2.4%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,852,357
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Oblig. Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,647,415
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.)
5.00%, 10/1/35	AA	850,000	1,012,432
5.00%, 10/1/34	AA	1,325,000	1,602,115
5.00%, 10/1/32	AA	700,000	859,343
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,386,985

			9,360,647
Iowa (0.7%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	2,000,000	1,467,316
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB+	1,180,000	1,180,777

			2,648,093
Kentucky (3.7%)
KY State Property & Bldg. Comm. Rev. Bonds
(No. 127), Ser. A, 5.25%, 6/1/39	A1	3,000,000	3,410,050
(No. 119), 5.00%, 5/1/36	A1	1,000,000	1,087,477
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	791,664
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	5,500,000	5,516,377
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,000,287
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/31	A+	385,000	394,425

			14,200,280
Louisiana (1.4%)
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	1,600,000	1,582,575
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	2,838,655
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	BBB+	1,250,000	1,193,182

			5,614,412
Maryland (0.9%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	454,468
MD Econ. Dev. Corp. Rev. Bonds
(Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	1,725,000	1,918,912
(Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,282,815

			3,656,195
Massachusetts (4.3%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B+	500,000	501,400
(Northeastern U.), 5.00%, 10/1/39	A1	2,000,000	2,328,197
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,022,350
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.00%, 11/15/38	A/F	1,410,000	1,466,120
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	800,000	826,756
MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	Aa1	2,900,000	3,214,466
(Rail Enhancement & Accelerated Bridge Program), 5.00%, 6/1/48(T)	Aa1	7,000,000	7,535,182

			16,894,471
Michigan (3.9%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	221,207
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	920,000	1,028,013
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,761,859
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A+	1,900,000	1,981,735
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	631,964
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/50(T)	Aa1	4,977,000	4,999,123
4.00%, 5/1/45(T)	Aa1	4,424,000	4,474,135

			15,098,036
Minnesota (1.2%)
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	2,000,000	2,005,241
Rice Cnty., G.O. Bonds, Ser. A, 4.00%, 2/1/48	AAA	2,500,000	2,576,673

			4,581,914
Mississippi (0.4%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	2,025,000	1,423,249

			1,423,249
Missouri (5.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	5,150,000	5,368,089
5.00%, 3/1/46	A2	4,550,000	4,733,895
5.00%, 3/1/35	A2	5,925,000	6,416,462
AGM, 4.00%, 3/1/57	AA	2,000,000	1,879,757
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,143,061

			20,541,264
Nevada (1.6%)
Las Vegas, Special Assmt. Bonds, (Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	1,765,000	1,302,722
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	3,790,541
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba1	1,200,000	1,091,913
2.50%, 6/15/24	Ba1	150,000	146,384

			6,331,560
New Hampshire (2.3%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	2,540,000	2,177,601
4.25%, 8/15/46	BBB/P	1,210,000	1,034,441
4.125%, 8/15/40	BBB/P	1,070,000	938,693
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	1,012,235
4.00%, 8/15/37	A3	850,000	855,658
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	512,974
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,572,653

			9,104,255
New Jersey (3.9%)
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB+	500,000	505,862
Ser. AAA, 5.00%, 6/15/36	A3	750,000	789,321
(Biomedical Research), Ser. A, 5.00%, 7/15/29	A3	400,000	430,012
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa2	2,000,000	2,036,474
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/38	A3	1,225,000	1,301,873
Ser. AA, 5.00%, 6/15/37	A3	600,000	661,916
Ser. A, 5.00%, 12/15/36	A3	1,000,000	1,074,431
Ser. A, 5.00%, 12/15/34	A3	4,920,000	5,381,287
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,039,082
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.25%, 11/1/52	BBB+	1,000,000	1,065,804

			15,286,062
New Mexico (0.6%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	852,223
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,291,300

			2,143,523
New York (19.9%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,538,554
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	993,534
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. C-1, 5.00%, 5/1/41	AAA	1,000,000	1,116,961
Ser. F-1, 5.00%, 2/1/40	AAA	4,920,000	5,613,053
(Future Tax), Ser. C-1, 4.00%, 5/1/40	AAA	500,000	505,065
(Future Tax), Ser. C-1, 4.00%, 5/1/40(T)	AAA	11,825,000	11,944,797
(Future Tax Secd.), 4.00%, 5/1/40	AAA	750,000	757,598
4.00%, 11/1/38	AAA	550,000	562,253
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. A, 5.00%, 3/15/46(T)	AA+	5,500,000	6,072,091
Ser. A, 4.00%, 3/15/44	Aa1	2,550,000	2,539,010
Ser. A, 4.00%, 3/15/40	AA+	1,200,000	1,208,505
Ser. D, 4.00%, 2/15/40	Aa1	1,500,000	1,509,425
NY State Dorm. Auth. Sales Tax Rev. Bonds, Ser. A, Group C, 5.00%, 3/15/42(T)	AA+	10,845,000	11,534,614
NY State Liberty Dev. Corp. Rev. Bonds, Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,660,232
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	1,997,215
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	5,500,000	6,013,805
NY State Thruway Auth. Rev. Bonds, (Green Bonds-Bidding Group 2), Ser. C, 4.125%, 3/15/56	AA+	5,500,000	5,436,733
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	500,000	500,316
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,047,162
NY State Urban Dev. Corp. Rev. Bonds, Ser. E, 4.00%, 3/15/46	AA+	2,200,000	2,167,792
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,980,000	3,128,762
5.00%, 1/15/47	Aa3	4,200,000	4,518,403
Ser. 207, 5.00%, 9/15/32	Aa3	2,925,000	3,188,898
Ser. 207, 5.00%, 9/15/31	Aa3	250,000	273,837

			77,828,615
North Carolina (0.8%)
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (High Point U.), 4.00%, 5/1/34	A-	900,000	943,905
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BB/P	2,250,000	1,647,344
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	473,372

			3,064,621
Ohio (8.0%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/37	AA-	525,000	539,169
4.00%, 12/1/36	AA-	655,000	675,878
4.00%, 12/1/35	AA-	1,260,000	1,306,216
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	2,500,000	2,387,509
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,560,000	2,712,896
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	512,218
Northeast Ohio Regl. Swr. Dist. Rev. Bonds, U.S. Govt. Coll., 5.00%, 11/15/44 (Prerefunded 11/15/24)(T)	Aa1	10,000,000	10,453,857
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/52	BBB+/F	1,000,000	1,058,964
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	1,750,000	1,864,492
(Kenyon College), 5.00%, 7/1/36(WIS)	A2	1,500,000	1,655,318
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	3,494,469
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,156,453
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/39	Aa3	1,500,000	1,751,490
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	626,705
5.00%, 2/15/32	A3	745,000	774,790
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	120,000	121,000

			31,091,424
Oregon (0.8%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	928,340
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	637,873
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,594,459

			3,160,672
Pennsylvania (4.8%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	575,000	600,979
5.00%, 1/1/51	AA	1,470,000	1,536,015
5.00%, 1/1/35	AA	3,000,000	3,319,875
4.00%, 1/1/56	AA	1,750,000	1,623,289
Bucks Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. A, AGM, 5.25%, 12/1/47	AA	2,175,000	2,476,385
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	203,953
5.00%, 1/1/31	BBB+/F	1,000,000	1,021,140
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds, (St. Anne's Retirement Cmnty.)
5.00%, 3/1/50	BB+/F	500,000	420,002
5.00%, 3/1/40	BB+/F	500,000	447,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	925,706
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	1,350,000	1,485,979
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	A1	4,385,000	4,540,930

			18,601,253
Rhode Island (0.7%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,768,557

			2,768,557
South Carolina (0.6%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. B, 5.00%, 12/1/56	A3	210,000	212,470
Ser. A, 5.00%, 12/1/36	A3	2,000,000	2,070,628

			2,283,098
South Dakota (0.2%)
Lincoln Cnty., Econ. Dev. Rev. Bonds, (Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	1,000,000	833,916

			833,916
Tennessee (0.8%)
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	2,250,000	1,754,129
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/42	A1	1,125,000	1,261,491

			3,015,620
Texas (6.6%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	516,523
PSFG, 5.00%, 12/1/35	AAA	500,000	544,447
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A	1,045,000	1,102,387
5.00%, 10/1/34	A	530,000	563,332
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,177,957
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	320,855
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/41	AAA	1,400,000	1,403,792
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/37	AAA	1,000,000	1,027,415
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	1,500,000	1,367,721
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	930,598
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	800,000	760,262
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,033,863
Lower CO River Auth. Rev. Bonds, AGM, 5.00%, 5/15/39	AA	1,730,000	1,941,862
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,587,604
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	441,363
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	935,127
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	935,127
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	AA-	2,000,000	2,150,360
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,052,046
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa2	3,000,000	3,040,892
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa2	2,000,000	2,007,537

			25,841,070
Utah (2.0%)
Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/37	BBB-/F	1,200,000	1,213,593
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,216,501
UT State Bldg. Ownership Auth. Lease Rev. Bonds, (Master Lease)
5.00%, 5/15/42	Aa1	1,840,000	2,064,222
5.00%, 5/15/40	Aa1	2,815,000	3,190,886

			7,685,202
Virginia (2.3%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	425,000	449,315
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66-P3), 5.00%, 12/31/52	Baa3	4,250,000	4,256,439
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 4.00%, 1/1/48	BBB	3,000,000	2,723,051
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/40	BBB	750,000	720,791
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/36	BBB	630,000	626,884

			8,776,480
Washington (3.3%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,507,435
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,000,000	1,090,188
5.00%, 8/1/38	AA-	5,600,000	6,151,993
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A	485,000	485,612
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,639,891	2,489,749

			12,724,977
Wisconsin (4.6%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	352,626
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/56	BB+/P	1,000,000	781,545
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	641,335
4.00%, 7/1/45	AA	600,000	564,390
4.00%, 7/1/40	AA	500,000	488,518
4.00%, 7/1/38	AA	435,000	436,115
4.00%, 7/1/36	AA	340,000	345,440
4.00%, 7/1/34	AA	300,000	309,861
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	1,700,000	1,632,677
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,014,408
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,865,000	4,779,947
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,000,000	3,027,774
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,095,637
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	240,975

			17,711,248

Total municipal bonds and notes (cost $584,221,661)			$572,882,542

SHORT-TERM INVESTMENTS (1.3%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.58%(AFF)	Shares	4,105,269	$4,105,269
U.S. Treasury Bills 4.480%, 3/9/23(SEG)		$592,000	589,355
U.S. Treasury Bills 4.491%, 3/16/23(SEG)		200,000	198,933

Total short-term investments (cost $4,893,618)			$4,893,557
TOTAL INVESTMENTS

Total investments (cost $589,115,279)			$577,776,099

FUTURES CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	80	$11,340,000	$11,340,000	Mar-23	$(516,180)
U.S. Treasury Note Ultra 10 yr (Short)	50	6,060,156	6,060,156	Mar-23	20,981

Unrealized appreciation					20,981

Unrealized (depreciation)					(516,180)

Total					$(495,199)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $388,748,652.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
	Short-term investments
	Putnam Short Term Investment Fund*	$12,668,821	$131,668,011	$140,231,563	$142,624	$4,105,269

	Total Short-term investments	$12,668,821	$131,668,011	$140,231,563	$142,624	$4,105,269
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $788,177.
(WIS)	When issued security.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.66%, 4.57% and 4.81%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	26.2%
	Healthcare	25.1
	Tax bonds	21.3
	State debt	16.7
	Education	14.6
	Local debt	14.1
	Utilities	12.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $79,240,196 were held by the TOB trust and served as collateral for $51,601,468 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $699,345 for these investments based on an average interest rate of 1.64%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$572,882,542	$—
Short-term investments	—	4,893,557	—

Totals by level	$—	$577,776,099	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(495,199)	$—	$—

Totals by level	$(495,199)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	80
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com